Commitments- Fees and expenses (Details) - Co-location, bandwidth fees and marketing expenses - CNY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Commitments
No later than 1 year	¥ 2,680	¥ 2,089
Later than 1 year and no later than 5 years	4,919	3,045
More than 5 years	823
Total	¥ 8,422	¥ 5,134